Summary of Net Securities Gains (Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Total	$ 14	$ 40	$ 78
Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets [line items]
Total	(61)	13
Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Total	$ 75	$ 27